[LOGO]
                                                          [PHOTO]

Semiannual Report June 30, 1999

                                 EATON VANCE

                                   GROWTH &

                                    INCOME

                                     FUND

                     Global Management-Global Distribution

[PHOTO]

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999
INVESTMENT UPDATE

[PHOTO]
Duncan W. Richardson
Portfolio Manager

INVESTMENT ENVIRONMENT
-----------------------------
  THE ECONOMY

- On the last day of June, the Federal Reserve Bank announced, as expected, that it would raise the Federal Funds rate (the rate at which banks lend money to each other overnight) by 25 basis points to 5.0%. At the same time, the Fed indicated it had moved toward a neutral bias with regard to future rate movements, causing stock and bond markets to rally sharply.

- During the just-ended second quarter, U.S. economic growth remained strong, aided by the beginning of a recovery in the manufacturing sector. In May, the index of leading economic indicators rose by 0.3%, an improvement over April's 0.1% increase, suggesting the period of sustained growth could continue into the next year.

- The nation's gross domestic product increased by a stronger-than-expected 4.6% in the first quarter of 1999. Weaker demand from Asia was offset by continuing gains in productivity and strong consumer activity.

  THE STOCK MARKET

- June was another record month for the S&P 500 and the NASDAQ Composite; both indices hit new highs on the last day of trading. The Dow Jones Industrial Average also had a solid first half, up 20.46% so far in 1999.(1) Investors and analysts were also optimistic about second quarter earnings.

- Growth stocks and value stocks struggled for dominance in the first half of 1999, with growth stocks ahead at the end of June. Leading the way was the technology sector of the S&P 500, which was up 12.36% in the first six months of 1999.(1)

THE FUND
-----------------------------
  THE PAST SIX MONTHS

- During the six months ended June 30, 1999, the Fund's Class A shares had a total return of 8.20%.(2) This return was the result of an increase in net asset value (NAV)to $17.13 on June 30, 1999 from $16.05 on December 31, 1998, and the reinvestment of $0.02 per share in dividends and $0.207 per share in capital gains.

- The Fund's Class B shares had a total return of 7.81%(2) during the period, the result of an increase in NAV to $19.18 from $17.99, and the reinvestment of $0.207 per share in capital gains.

- The Fund's Class C shares had a total return of 7.71%(2) during the period, the result of an increase in NAV to $16.06 from $15.11, and the reinvestment of $0.207 per share in capital gains.

- For comparison, during the six months ended June 30, 1999, the average return of the funds in the Lipper Growth & Income Fund category was 10.93%.(1)

  MANAGEMENT DISCUSSION

- The Portfolio's objective is to provide growth of capital and income for its shareholders. In order to meet this objective, management generally invests in the common stocks of blue-chip companies that appear to offer good prospects in earnings and dividends, and that we believe possess superior growth prospects.

- The Portfolio also invests in stocks that tend to pay higher yields, like integrated oils, utilities, and REITs, and stocks that offer special situations to create value. We take our market positions based on our research and assessment of valuations and fundamentals.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 1999

Performance(3)                     Class A  Class B  Class C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            15.70%   14.84%   14.78%
Five Years                          22.29    N.A.     N.A.
Ten Years                           15.22    N.A.     N.A.
Life of Fund+                        9.99    20.72    21.74
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                             9.06%    9.84%   13.78%
Five Years                          20.85    N.A.     N.A.
Ten Years                           14.54    N.A.     N.A.
Life of Fund+                        9.89    20.52    21.74

+Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C:11/4/94

Ten Largest Holdings(4) By total net assets
--------------------------------------------------------------
Automatic Data Processing, Inc.                  3.0%
Omnicom Group, Inc.                              2.9
Xerox Corp.                                      2.8
Tyson Foods, Inc.                                2.7
CVS Corp.                                        2.7
Marsh & McLellan Cos., Inc.                      2.6
Johnson & Johnson Co.                            2.6
Associates First Capital Corp.                   2.5
Valassis Communications, Inc.                    2.5
SouthTrust Corp.                                 2.4

(1) The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. sock market performance. It is not possible to invest directly in an Index or Lipper category. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.(4) Ten largest holdings accounted for 26.7% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investment in Growth & Income Portfolio,
   at value
   (identified cost, $147,095,924)        $ 191,390,129
Receivable for Fund shares sold                 253,036
Deferred organization expenses                    5,260
-------------------------------------------------------
TOTAL ASSETS                              $ 191,648,425
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $      29,558
Payable to affiliate for Trustees' fees           2,195
Other accrued expenses                          101,990
-------------------------------------------------------
TOTAL LIABILITIES                         $     133,743
-------------------------------------------------------
NET ASSETS                                $ 191,514,682
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 122,575,639
Accumulated undistributed net realized
   gain
   from Portfolio (computed on the basis
   of identified cost)                       24,184,075
Accumulated undistributed net investment
   income                                       460,763
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          44,294,205
-------------------------------------------------------
TOTAL                                     $ 191,514,682
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $ 152,638,433
SHARES OUTSTANDING                            8,910,048
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       17.13
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $17.13)       $       18.18
-------------------------------------------------------

Class B Shares
-------------------------------------------------------
NET ASSETS                                $  33,721,499
SHARES OUTSTANDING                            1,758,543
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       19.18
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $   5,154,750
SHARES OUTSTANDING                              320,972
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       16.06
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $85,388)        $   1,577,087
Interest allocated from Portfolio               132,628
Expenses allocated from Portfolio              (639,988)
-------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   1,069,727
-------------------------------------------------------

Expenses
-------------------------------------------------------
Trustees fees and expenses                $       3,907
Distribution and service fees
   Class A                                      115,852
   Class B                                      137,462
   Class C                                       18,713
Transfer and dividend disbursing agent
   fees                                          86,591
Registration fees                                23,678
Custodian fee                                    13,647
Legal and accounting services                    13,440
Amortization of organization expenses             8,915
Printing and postage                              4,776
Miscellaneous                                     3,789
-------------------------------------------------------
TOTAL EXPENSES                            $     430,770
-------------------------------------------------------

NET INVESTMENT INCOME                     $     638,957
-------------------------------------------------------

Realized and Unrealized Gain
(Loss) from Portfolio
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  24,185,385
-------------------------------------------------------
NET REALIZED GAIN                         $  24,185,385
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ (10,638,564)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (10,638,564)
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  13,546,821
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  14,185,778
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $      638,957       $      731,746
   Net realized gain                             24,185,385            8,344,501
   Net change in unrealized appreciation
      (depreciation)                            (10,638,564)          21,695,115
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $   14,185,778       $   30,771,362
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $     (176,852)      $     (796,782)
      Class B                                            --               (1,024)
      Class C                                            --                 (540)
   In excess of net investment income
      Class A                                            --               (1,444)
      Class B                                            --              (10,947)
   From net realized gain
      Class A                                    (1,828,425)          (5,044,374)
      Class B                                      (334,785)            (840,876)
      Class C                                       (56,758)             (86,652)
   In excess of net realized gain
      Class C                                            --                 (694)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $   (2,396,820)      $   (6,783,333)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                $    4,832,144       $    4,956,872
      Class B                                     8,133,345            9,649,079
      Class C                                     3,049,860            3,035,837
   Issued in reorganization of EV
      Marathon and Classic Stock Funds
      Class B                                            --           18,311,097
      Class C                                            --            1,396,395
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     1,581,498            4,533,919
      Class B                                       287,127              747,975
      Class C                                        54,108               80,279
   Cost of shares redeemed
      Class A                                    (5,343,256)         (12,448,180)
      Class B                                    (3,361,597)          (5,309,911)
      Class C                                      (544,899)          (2,472,991)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $    8,688,330       $   22,480,371
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   20,477,288       $   46,468,400
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999       YEAR ENDED
Net Assets                                (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
At beginning of period                       $  171,037,394      $   124,568,994
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  191,514,682      $   171,037,394
--------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                             $      460,763      $        (1,342)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED
                                                             JUNE 30, 1999
                                                                      (UNAUDITED)
                                                         -------------------------------------
                                                          CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                   $ 16.050       $17.990       $15.110
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income (loss)                             $  0.070       $ 0.014       $ 0.015
Net realized and unrealized gain (loss)                     1.237         1.383         1.142
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $  1.307       $ 1.397       $ 1.157
----------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------
From net investment income                               $ (0.020)      $    --       $    --
In excess of net investment income                             --            --            --
From net realized gain                                     (0.207)       (0.207)       (0.207)
In excess of net realized gain                                 --            --            --
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $ (0.227)      $(0.207)      $(0.207)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                         $ 17.130       $19.180       $16.060
----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                              8.20%         7.81%         7.71%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $152,638       $33,721       $ 5,155
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               1.06%(4)      1.83%(4)      1.89%(4)
   Net investment income (loss)                              0.86%(4)      0.11%(4)      0.13%(4)
Portfolio turnover(5)                                          --            --            --
----------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,

                                                                         1998                      1997        1996        1995
                                                         -------------------------------------   ---------   ---------   --------
                                                           CLASS A        CLASS B     CLASS C     CLASS A     CLASS A    CLASS A
-------------------------------------------------------
Net asset value -- Beginning of period                   $ 13.760        $15.400     $13.020     $ 13.560    $ 12.760    $10.900
-------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------
Net investment income (loss)                             $  0.088        $(0.031)    $(0.033)    $  0.163    $  0.228    $ 0.250
Net realized and unrealized gain (loss)                     2.879          3.218       2.715        3.827       2.272      3.255
-------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $  2.967        $ 3.187     $ 2.682     $  3.990    $  2.500    $ 3.505
-------------------------------------------------------
Less distributions
-------------------------------------------------------
From net investment income                               $ (0.090)       $(0.001)    $(0.005)    $ (0.170)   $ (0.220)   $(0.251)
In excess of net investment income                             --(1)      (0.009)         --           --          --         --
From net realized gain                                     (0.587)        (0.587)     (0.582)      (3.602)     (1.480)    (1.394)
In excess of net realized gain                                 --             --      (0.005)      (0.018)         --         --
-------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $ (0.677)       $(0.597)    $(0.592)    $ (3.790)   $ (1.700)   $(1.645)
-------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                         $ 16.050        $17.990     $15.110     $ 13.760    $ 13.560    $12.760
-------------------------------------------------------
TOTAL RETURN(2)                                             21.81%         20.85%      20.77%       30.93%      20.20%     32.77%
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Net assets, end of period (000's omitted)                $141,985        $26,708     $ 2,344     $124,569    $106,775    $99,375
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               1.07%          1.90%       1.94%        1.04%       1.00%      1.04%
   Net investment income (loss)                              0.60%         (0.22)%     (0.24)%       1.07%       1.70%      2.02%
Portfolio turnover(5)                                          --             --          --           --          --         --
-------------------------------------------------------


                                                           1994
                                                         --------
                                                         CLASS A
-------------------------------------------------------
Net asset value -- Beginning of period                   $12.490
-------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------
Net investment income (loss)                             $ 0.250
Net realized and unrealized gain (loss)                   (0.765)
-------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $(0.515)
-------------------------------------------------------
Less distributions
-------------------------------------------------------
From net investment income                               $(0.250)
In excess of net investment income                            --
From net realized gain                                    (0.765)
In excess of net realized gain                            (0.060)
-------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $(1.075)
-------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                         $10.900
-------------------------------------------------------
TOTAL RETURN(2)                                            (4.12)%
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Net assets, end of period (000's omitted)                $84,299
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                              0.98%
   Net investment income (loss)                             2.09%
Portfolio turnover(5)                                         66%
-------------------------------------------------------

(1) Distributions in excess of net investment income are less than $0.001 per share.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4)  Annualized.
(5) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth & Income Fund (the Fund), (formerly Eaton Vance Stock
   Fund), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is a series of the Eaton Vance Special Investment Trust (the Trust). The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth & Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the fund in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              293,858             334,710
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        96,149             295,099
Redemptions                                       (324,772)           (836,835)
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                             65,235            (207,026)
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              440,564             576,032
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        15,554              43,175
Redemptions                                       (181,952)           (323,607)
Issued to EV Marathon Stock Fund
 shareholders                                           --           1,188,777
------------------------------------------------------------------------------
NET INCREASE                                       274,166           1,484,377
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS C                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              197,459             214,678
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                         3,498               5,511
Redemptions                                        (35,157)           (172,306)
Issued to EV Classic Stock
 Fund shareholders                                      --             107,289
------------------------------------------------------------------------------
NET INCREASE                                       165,800             155,172
------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $13,042 from the Eaton Vance Growth & Income Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted a distribution plan ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plan") (collectively, "the Plans"). The Plans require the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5.00% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B and Class C net assets. The Fund paid or accrued distribution fees of $110,081 and $14,035 for Class B and Class C shares, respectively, to EVD for the six months ended June 30, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $701,000 and $505,000 for Class B and Class C shares respectively.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   In addition, the Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly service fee payments to EVD and investment dealers in amounts not expected to exceed 0.25% of that portion of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1999 amounted to $115,852, $27,381 and $4,678 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $29,000 and $2,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $15,900,036 and $10,243,191, respectively, for the six months ended June 30, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Traditional Stock Fund acquired the net assets of the EV Marathon Stock Fund and EV Classic Stock Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Stock Fund, at the closing, issued 1,188,777 Class B shares and 107,289 Class C shares of the Fund having an aggregate value of $18,311,097 and $1,396,395, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Stock Fund and EV Classic Stock Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Stock Fund's and EV Classic Stock Fund's net assets at the date of the transaction were $18,311,097 and $1,396,395, respectively, including $3,300,253 and $320,650 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Stock Fund (formerly "EV Traditional Stock Fund") were $144,276,486 with a net asset value of $13.76, $15.40 and $13.02 for Class A, Class B and Class C, respectively.

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.7%

SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------
Advertising -- 2.9%
Omnicom Group, Inc.                         70,000      $   5,600,000
---------------------------------------------------------------------
                                                        $   5,600,000
---------------------------------------------------------------------
Aerospace and Defense -- 0.9%
---------------------------------------------------------------------
General Motors Corp., Class H(1)            30,000      $   1,687,500
---------------------------------------------------------------------
                                                        $   1,687,500
---------------------------------------------------------------------
Banks - Regional -- 6.1%
---------------------------------------------------------------------
Mellon Bank Corp.                          100,000      $   3,637,500
Northern Trust Corp.                        35,000          3,395,000
SouthTrust Corp.                           120,000          4,605,000
---------------------------------------------------------------------
                                                        $  11,637,500
---------------------------------------------------------------------
Beverages -- 4.1%
---------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                   50,000      $   3,546,875
Pepsi Bottling Group, Inc.                 185,000          4,266,563
---------------------------------------------------------------------
                                                        $   7,813,438
---------------------------------------------------------------------
Broadcasting and Cable -- 0.6%
---------------------------------------------------------------------
MediaOne Group, Inc.(1)                     15,000      $   1,115,625
---------------------------------------------------------------------
                                                        $   1,115,625
---------------------------------------------------------------------
Computers and Business Equipment -- 4.5%
---------------------------------------------------------------------
Lexmark International Group, Inc.(1)        50,000      $   3,303,125
Xerox Corp.                                 90,000          5,315,625
---------------------------------------------------------------------
                                                        $   8,618,750
---------------------------------------------------------------------
Drugs -- 3.3%
---------------------------------------------------------------------
Lilly (Eli) & Co.                           40,000      $   2,865,000
Pfizer, Inc.                                10,000          1,097,500
Sepracor, Inc.(1)                           30,000          2,437,500
---------------------------------------------------------------------
                                                        $   6,400,000
---------------------------------------------------------------------
Entertainment and Leisure -- 1.5%
---------------------------------------------------------------------
Carnival Corp., Class A                     60,000      $   2,910,000
---------------------------------------------------------------------
                                                        $   2,910,000
---------------------------------------------------------------------
SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------
Environmental Services -- 3.1%
---------------------------------------------------------------------
ServiceMaster Co.                          120,000      $   2,250,000
Waste Management, Inc.                      70,000          3,762,500
---------------------------------------------------------------------
                                                        $   6,012,500
---------------------------------------------------------------------
Financial - Miscellaneous -- 5.8%
---------------------------------------------------------------------
Associates First Capital Corp.             110,000      $   4,874,375
Federal National Mortgage Association       55,000          3,760,625
MGIC Investment Corp.                       50,000          2,431,250
---------------------------------------------------------------------
                                                        $  11,066,250
---------------------------------------------------------------------
Foods -- 10.1%
---------------------------------------------------------------------
Dean Foods Co.                             100,000      $   4,156,250
Nabisco Holdings Corp.                     110,000          2,151,875
Nabisco Holdings Corp., Class A             75,000          3,243,750
Ralston Purina Group                       150,000          4,565,625
Tyson Foods, Inc.                          230,000          5,175,000
---------------------------------------------------------------------
                                                        $  19,292,500
---------------------------------------------------------------------
Health Care -- 1.4%
---------------------------------------------------------------------
Cardinal Health, Inc.                       42,500      $   2,725,313
---------------------------------------------------------------------
                                                        $   2,725,313
---------------------------------------------------------------------
Health Services -- 1.8%
---------------------------------------------------------------------
Health Management Associates, Inc.(1)      300,000      $   3,375,000
---------------------------------------------------------------------
                                                        $   3,375,000
---------------------------------------------------------------------
Household Products -- 4.6%
---------------------------------------------------------------------
Gillette Co.                               110,000      $   4,510,000
Unilever ADR                                62,500          4,359,375
---------------------------------------------------------------------
                                                        $   8,869,375
---------------------------------------------------------------------
Housing Related -- 1.1%
---------------------------------------------------------------------
Newell Rubbermaid, Inc.                     45,000      $   2,092,500
---------------------------------------------------------------------
                                                        $   2,092,500
---------------------------------------------------------------------
Information Services -- 3.4%
---------------------------------------------------------------------
Automatic Data Processing, Inc.            130,000      $   5,719,999
SunGard Data Systems, Inc.(1)               20,000            690,000
---------------------------------------------------------------------
                                                        $   6,409,999
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------
Insurance -- 3.6%
---------------------------------------------------------------------
American International Group, Inc.          16,787      $   1,965,128
Marsh & McLennan Cos., Inc.                 65,000          4,907,500
---------------------------------------------------------------------
                                                        $   6,872,628
---------------------------------------------------------------------
Investment Services -- 0.2%
---------------------------------------------------------------------
Goldman Sachs Group, Inc.(1)                 5,000      $     361,250
---------------------------------------------------------------------
                                                        $     361,250
---------------------------------------------------------------------
Medical Products -- 3.5%
---------------------------------------------------------------------
Baxter International, Inc.                  30,000      $   1,818,750
Johnson & Johnson Co.                       50,000          4,900,000
---------------------------------------------------------------------
                                                        $   6,718,750
---------------------------------------------------------------------
Metals - Industrial -- 1.2%
---------------------------------------------------------------------
Stillwater Mining Co.(1)                    70,000      $   2,288,125
---------------------------------------------------------------------
                                                        $   2,288,125
---------------------------------------------------------------------
Oil - Integrated -- 1.5%
---------------------------------------------------------------------
BP Amoco PLC, ADR                            5,000      $     542,500
USX-Marathon Group                          70,000          2,279,375
---------------------------------------------------------------------
                                                        $   2,821,875
---------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
---------------------------------------------------------------------
Halliburton Co.                             55,000      $   2,488,750
---------------------------------------------------------------------
                                                        $   2,488,750
---------------------------------------------------------------------
Oil and Gas - Exploration
and Production -- 1.9%
---------------------------------------------------------------------
Apache Corp.                                95,000      $   3,705,000
---------------------------------------------------------------------
                                                        $   3,705,000
---------------------------------------------------------------------
Other Financial -- 1.1%
---------------------------------------------------------------------
Waddell & Reed Financial, Inc.              80,000      $   2,195,000
---------------------------------------------------------------------
                                                        $   2,195,000
---------------------------------------------------------------------
Printing and Business Products -- 2.5%
---------------------------------------------------------------------
Valassis Communications, Inc.(1)           130,000      $   4,761,250
---------------------------------------------------------------------
                                                        $   4,761,250
---------------------------------------------------------------------

SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------

Publishing -- 0.7%
---------------------------------------------------------------------
McGraw-Hill Companies, Inc. (The)           25,000      $   1,348,438
---------------------------------------------------------------------
                                                        $   1,348,438
---------------------------------------------------------------------
REITS -- 3.4%
---------------------------------------------------------------------
Equity Office Properties Trust              50,000      $   1,281,250
Public Storage, Inc.                       120,000          3,360,000
Spieker Properties, Inc.                    50,000          1,943,750
---------------------------------------------------------------------
                                                        $   6,585,000
---------------------------------------------------------------------
Retail - Food and Drug -- 5.0%
---------------------------------------------------------------------
CVS Corp.                                  100,000      $   5,112,500
Safeway, Inc.(1)                            90,000          4,455,000
---------------------------------------------------------------------
                                                        $   9,567,500
---------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.9%
---------------------------------------------------------------------
Home Depot, Inc. (The)                      60,000      $   3,866,250
TJX Companies, Inc. (The)                  110,000          3,664,375
---------------------------------------------------------------------
                                                        $   7,530,625
---------------------------------------------------------------------
Specialty Chemicals and Materials -- 2.3%
---------------------------------------------------------------------
Ecolab, Inc.                               100,000      $   4,362,500
---------------------------------------------------------------------
                                                        $   4,362,500
---------------------------------------------------------------------
Telecommunications Services -- 0.7%
---------------------------------------------------------------------
MCI Worldcom, Inc.(1)                       15,000      $   1,293,750
---------------------------------------------------------------------
                                                        $   1,293,750
---------------------------------------------------------------------
Telephone Utilities -- 6.2%
---------------------------------------------------------------------
Ameritech Corp.                             20,000      $   1,470,000
Bell Atlantic Corp.                         15,000            980,625
GTE Corp.                                   55,000          4,166,250
SBC Communications, Inc.                    65,000          3,770,000
US West, Inc.                               25,000          1,468,750
---------------------------------------------------------------------
                                                        $  11,855,625
---------------------------------------------------------------------
Tobacco -- 0.5%
---------------------------------------------------------------------
R.J. Reynolds Holdings, Inc.(1)             30,000      $     945,000
---------------------------------------------------------------------
                                                        $     945,000
---------------------------------------------------------------------
Total Common Stocks
   (identified cost, $137,022,510)                      $ 181,327,316
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CORPORATE BONDS -- 0.0%


                                        PRINCIPAL
                                        AMOUNT
SECURITY                                (000'S OMITTED) VALUE
---------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)          $   50      $      39,400
---------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $50,000)                           $      39,400
---------------------------------------------------------------------
COMMERCIAL PAPER -- 6.5%

                                        PRINCIPAL
                                        AMOUNT
SECURITY                                (000'S OMITTED) VALUE
---------------------------------------------------------------------
American Express Credit Corp., 5.28%,
  7/7/99                                    $6,408      $   6,402,361
Associates Corp., 5.75%, 7/1/99              6,000          6,000,000
---------------------------------------------------------------------
Total Commercial Paper
   (amortized cost, $12,402,361)                        $  12,402,361
---------------------------------------------------------------------
Total Investments -- 101.2%
   (identified cost, $149,474,871)                      $ 193,769,077
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%                $  (2,378,921)
---------------------------------------------------------------------
Net Assets -- 100%                                      $ 191,390,156
---------------------------------------------------------------------

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $149,474,871)                          $ 193,769,077
Cash                                              7,693
Receivable for investments sold                 375,787
Interest and dividends receivable               206,193
Tax reclaim receivable                           70,152
Deferred organization expenses                      335
-------------------------------------------------------
TOTAL ASSETS                              $ 194,429,237
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   3,021,687
Payable to affiliate for Trustees' fees           3,192
Other accrued expenses                           14,202
-------------------------------------------------------
TOTAL LIABILITIES                         $   3,039,081
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 191,390,156
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 147,095,950
Net unrealized appreciation (computed on
   the basis of identified cost)             44,294,206
-------------------------------------------------------
TOTAL                                     $ 191,390,156
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $85,388)                               $   1,577,088
Interest                                        132,628
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   1,709,716
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $     559,774
Trustees fees and expenses                        6,552
Custodian fee                                    57,774
Legal and accounting services                    11,868
Amortization of organization expenses             1,611
Miscellaneous                                     2,409
-------------------------------------------------------
TOTAL EXPENSES                            $     639,988
-------------------------------------------------------

NET INVESTMENT INCOME                     $   1,069,728
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  24,185,387
-------------------------------------------------------
NET REALIZED GAIN                         $  24,185,387
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (10,638,564)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (10,638,564)
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  13,546,823
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  14,616,551
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    1,069,728      $     1,473,633
   Net realized gain                             24,185,387            8,344,503
   Net change in unrealized appreciation
      (depreciation)                            (10,638,564)          21,695,116
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $   14,616,551      $    31,513,252
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   15,900,036      $    19,532,064
   Withdrawals                                  (10,243,191)         (23,276,391)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $    5,656,845      $    (3,744,327)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   20,273,396      $    27,768,925
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  171,116,760      $   143,347,835
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  191,390,156      $   171,116,760
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               SIX
                                               MONTHS
                                               ENDED
                                               JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               1999          -----------------------------------------------------------------
                                               (UNAUDITED)     1998          1997          1996          1995         1994(1)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.72%(2)      0.72%         0.73%         0.73%         0.75%         0.73%(2)
Net investment income                              1.20%(2)      0.95%         1.37%         1.96%         2.30%         2.45%(2)
Portfolio Turnover                                   55%           95%           93%          114%          108%           28%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $191,390      $171,117      $143,348      $122,963      $107,717      $ 85,519
------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) (formerly Stock Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1999, the fee amounted to $559,774. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investments Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $96,341,192 and $95,238,712, respectively for the six months ended June 30, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 149,474,871
-------------------------------------------------------
Gross unrealized appreciation             $  44,730,660
Gross unrealized depreciation                  (436,454)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  44,294,206
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE GROWTH & INCOME FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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
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

INVESTMENT ADVISER OF GROWTH & INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE GROWTH & INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE GROWTH & INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
3-4263                                                               GNCSRC-8/99